Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	World Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001396092
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	wft
Prospectus Date	rr_ProspectusDate	Sep. 30, 2015
Global Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY GLOBAL STRATEGIC INCOME FUND
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Global Strategic Income Fund (the “Fund”) seeks to provide a competitive level of total return consisting of income and growth.
Expense	rr_ExpenseHeading	Fees and Expenses
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the Fund’s Statement of Additional Information (the “SAI”).

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate 40.57% of the average value of its portfolio.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest primarily in securities that pay dividends or other distributions, including common stocks, preferred stocks, and high-yield (non-investment grade) (commonly known as “junk bonds”) corporate fixed income securities of U.S. and foreign companies without regard to market capitalization or credit rating as determined by any of the credit agencies. Under normal circumstances, the Fund will be invested in at least three countries (one of which may be the United States) and will invest at least 40% of its net assets in securities of foreign companies (including depositary receipts). The Fund may invest in emerging markets securities. For these purposes, “foreign companies” are firms that are organized or generate a majority (greater than 50%) of their revenue outside the United States, or otherwise expose the assets of the Fund to the economic fortunes and risks of countries other than the United States.

The Fund will normally hold a core position of between approximately 30 and 60 securities. Shikiar Asset Management, Inc. (the “Sub-Adviser”) invests the Fund’s assets opportunistically and tactically with the aim of providing capital appreciation, limiting volatility and providing income generation. The Sub-Adviser will allocate the Fund’s assets between equity securities and fixed income securities in a manner that it deems appropriate in light of market conditions, and as a result, the Fund may hold a significant percentage of its assets in equity or fixed income securities at any given time.

With regard to the Fund’s equity investments, the Sub-Adviser utilizes a “bottom-up” security selection process (meaning it focuses on the individual security rather than economic or market cycles or the industry in which the company operates) with a focus on in-depth, quantitative and qualitative primary research. The Sub-Adviser considers companies with:

•        A proven track record of enhancing shareholder value

•        Growth in revenue and earnings

•        Leading market share and sustainable secular drivers

•        Strong balance sheet and free cash flow generation

•        Expanding gross, operating and net profit margins

•        Significant insider ownership

•        High standards of corporate governance and ethics

•        Prices trading at a discount to the Sub-Adviser’s calculation of net asset value

With regard to the Fund’s fixed income investments, the Sub-Adviser may utilize several disciplines, including value-based security selection involving “top-down” and “bottom-up” selection. The “top-down” approach may consider macro-economic factors such as interest rates, inflation, fiscal policy, demographic trends, and other considerations. Additionally, the Sub-Adviser may seek to identify sectors, industries and companies that may benefit from macro-economic trends the Sub-Adviser has observed. The Sub-Adviser may also actively overweight sectors it determines have the best relative value compared to the market. The Sub-Adviser may determine to emphasize traditional sectors such as energy, industrials and materials. With regard to “bottom-up” selection, the Sub-Adviser may consider attractive yield, pricing and underlying credit metrics (i.e., a company’s leverage, its coverage ratio, and other fundamentals). The Sub-Adviser attempts to optimize individual maturity allocations to capture relative value.

The Fund may also invest in master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and publicly traded business development companies (“BDCs”). Many MLPs operate pipelines transporting crude oil, natural gas and other petroleum products along with associated facilities. The Fund may also utilize options on equity securities for the purpose of managing risk associated with the Fund’s portfolio. The Fund may also invest in the securities of other investment companies, including exchange-traded funds. The Fund may also invest in U.S. and foreign government securities. The Fund’s investments in MLPs is limited to no more than 25% of its total assets. The Fund may invest in REITs without limitation.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The value of the Fund's investments are subject to market, economic and business risks which may cause the Fund's net asset value (the "NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Fund will achieve its objective.

Equity Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Preferred Stock Risk. Investing in preferred stocks subjects the Fund to risks such as dividend suspension or company failure, rising interest rates and low trading volumes. Preferred stocks typically decline in value when interest rates rise, and vice versa.

Dividend-Paying Securities Risk. Investing in dividend-paying securities subjects the Fund to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, the Fund may not only lose the dividend payout but the stock price of the company may fall.

Fixed Income Securities Risk. Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates could cause the prices of the Fund’s investments in fixed income securities to decline. Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due.

High-Yield Securities Risk. To the extent the Fund invests in high-yield securities rated below investment grade by a credit rating agency (“junk bonds”) it may experience a lower rate of return as those securities are subject to higher credit risks and are less liquid than other fixed income securities.

Geographic Focus Risk. To the extent that a Fund invests a substantial amount of its assets in one country or group of countries, its performance may at times be worse than the performance of other mutual funds that invest more broadly.

Foreign Securities Risk. The Fund will invest in foreign securities. These investments may involve financial, economic or political risks that are not ordinarily associated with investments in U.S. securities. Therefore, the Fund's NAV may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and increased volatility, taxes and adverse social or political developments.

Emerging Market Securities Risk. The Fund also invests in securities of companies that trade in emerging and developing markets. In addition to the typical risks that are associated with investing in foreign securities, companies in developing countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets. Trading volume of the stock exchanges in these countries may be substantially lower than that in developed markets and the purchase and sale of portfolio securities may not always be made at an advantageous price.

Depositary Receipts. In addition to the risks of foreign investments applicable to the underlying securities, unsponsored Depositary Receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

Currency Risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Business Development Companies (“BDCs”) Risk. The Fund may invest in publicly traded BDCs. BDCs are closed-end funds that help provide capital to small- and mid-size businesses that do not have access to traditional sources of funding. BDCs invest in private companies and thinly traded securities of public companies, including debt instruments of such companies. Generally, little public information exists for private and thinly traded companies. Less mature and smaller private companies involve greater risk than well-established larger publicly-traded companies. Shares of BDCs in which the Fund may invest typically are publicly traded on an exchange just like the stock of public companies. A BDC’s gains and losses may be magnified through the use of leverage. This may increase the risk associated with these securities. BDCs generally depend on the ability to access capital markets, raise cash, acquire suitable investments and monitor and administer those investments in order to maintain their status as a BDC. A failure to do so may adversely affect the value of the BDCs’ shares. BDCs are subject to management fees (which are generally higher than those of other investment companies) and other expenses, and so when the Fund invests in the BDC it will bear its proportionate share of the higher costs of the BDC’s operations.

Undervalued Securities Risk. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.

Master Limited Partnerships (“MLPs”) Risk. Master limited partnerships are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund. To the extent that an MLP’s interests are all in a particular industry (such as the energy sector), the MLP will be negatively impacted by economic events adversely impacting that industry.

Real Estate Investment Trust (“REIT”) Risk. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs are subject to management fees and other expenses, and so when the Fund invests in REITs it will bear its proportionate share of the costs of the REIT’s operations. REITS are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for the tax-free pass-through of income under the Internal Revenue Code and to maintain their exemption from registration under the 1940 Act. Additionally, distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. Generally, dividends received by the Fund from REIT shares and distributed to the Fund’s shareholders will not constitute “qualified income dividends” eligible for reduced tax rates applicable to qualified dividend income; therefore, the tax rate applicable to that portion of the dividend income attributable to REIT shares held by the Fund that shareholders of the Fund will receive will be taxed at a higher rate than dividends eligible for reduced tax rate application to qualified dividend income. Dividends from REITs are generally not eligible for the reduced rate of income tax on certain dividends because the income that REITs receive is primarily rent and interest income. Dividends from REITs are generally taxable as ordinary income because the income that REITs receive is primarily rent and interest income.

Mid-Cap and Small Cap Company Risk. To the extent the Fund invests in mid-cap and small-cap companies, it will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Market Sector Risk. The Fund may significantly overweight or underweight certain industries or market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those industries or sectors.

Options Risk. Options are a type of derivative instrument. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the Fund uses derivatives to “hedge” the risk of its portfolio, it is possible that the hedge may not succeed. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Specific risks that the Fund will seek to manage include the following: interest rate, liquidity, credit and market risks. By investing in options, the Fund may be subject to the risk of counterparty default, as well as the potential for unlimited loss. Certain types of options (such as OTC or “over the counter” options”) may be considered to be illiquid investments.

Tax Risk. Prior to September 30, 2015, the Fund pursued another investment strategy and utilized the services of another sub-adviser. In transitioning to a new sub-adviser and implementing new strategies, the risk exists that the Fund will realize certain gains and losses sooner than it may have otherwise realized under the old strategies and as a result of any repositioning of the Fund’s portfolio. As a result, these transitions could result in negative tax consequences to investors.

Investments in Other Investment Companies and Underlying Funds. The Fund will incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds (“ETFs”), closed-end funds, and REITs (see the separate discussion above on risks related to REITs). ETFs are investment companies that are traded on stock exchanges similar to stocks. Typically, ETFs hold assets such as stocks, commodities or bonds, and track an index such as a stock or bond index. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, or REIT, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or other vehicle is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs, closed-end funds, and REITs incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of these investment vehicles in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally (which is a risk of any security that trades on a listed exchange).

Inverse and leveraged ETFs are subject to additional risks not generally associated with traditional ETFs. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. This is because inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. The use of these techniques may cause the inverse or leveraged ETFs to lose more money in market environments that are adverse to their investment strategies than other funds that do not use such techniques.

Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount or premium to their net asset value.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Sub-Adviser’s ability to identify profitable investment opportunities for the Fund.

Portfolio Turnover Risk. As of September 30, 2015, the Fund’s investment strategies were materially modified. It is anticipated that the Fund may experience higher than expected portfolio turnover rates as the Sub-Adviser adjusts the Fund’s portfolio to the new investment strategy. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to the shareholders, increasing their taxable distributions.

New Adviser Risk. The investment sub-adviser (Shikiar Asset Management, Inc.) has not previously managed a mutual fund and does not have significant experience in managing foreign securities in the investment strategy to be utilized by the Fund.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund was reorganized on August 15, 2014 from a series of World Funds, Inc., a Maryland corporation (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). The performance information below is intended to serve as an illustration of the variability of the Fund’s returns since the Fund is a continuation of the Predecessor Fund and has the same investment objective and investment strategies as that fund. The Predecessor Fund’s performance may have been different due to, among other things, differences in fees and expense.

Effective September 30, 2015, the Fund’s investment strategies were materially modified, and as a result, the prior performance of the Fund (and the Predecessor Fund) may be less relevant to an investor’s consideration of whether to invest (or stay invested) in the Fund than would otherwise be the case. Past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theworldfundstrust.com or by calling toll-free 800-673-0550.

The following bar chart shows the Fund’s annual returns for the Class A Shares of the Fund as of December 31, 2014. The performance of the Fund’s Class C Shares would have been lower than the Class A Shares returns shown in the bar chart because the expenses of the Classes differ.

Bar Chart Heading	rr_BarChartHeading	Year-By-Year Annual Returns Global Strategic Income Fund Class A Shares Total Return
Annual Return 2005	rr_AnnualReturn2005	19.35%
Annual Return 2006	rr_AnnualReturn2006	29.92%
Annual Return 2007	rr_AnnualReturn2007	4.61%
Annual Return 2008	rr_AnnualReturn2008	(45.77%)
Annual Return 2009	rr_AnnualReturn2009	85.97%
Annual Return 2010	rr_AnnualReturn2010	16.80%
Annual Return 2011	rr_AnnualReturn2011	(27.76%)
Annual Return 2012	rr_AnnualReturn2012	12.95%
Annual Return 2013	rr_AnnualReturn2013	11.74%
Annual Return 2014	rr_AnnualReturn2014	(5.52%)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown, the highest quarterly return was 33.52% (quarter ended June 30, 2009) and the lowest quarterly return was -25.61% (quarter ended September 30, 2008).

The quarterly return for the most recent quarter ended June 30, 2015 was 1.26%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2014
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how average annual total returns of the Fund’s Class A Shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Class A Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Global Strategic Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.48%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 837
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,518
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,220
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,070
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 15, 1996
Global Strategic Income Fund | Class A Shares | Return Before Taxes - without load
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.52%)
5 Years	rr_AverageAnnualReturnYear05	0.12%
Since Inception	rr_AverageAnnualReturnSinceInception	6.59%
Global Strategic Income Fund | Class A Shares | Return Before Taxes - with maximum load of 5.75%
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.95%)
5 Years	rr_AverageAnnualReturnYear05	(1.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
Global Strategic Income Fund | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.52%)
5 Years	rr_AverageAnnualReturnYear05	0.12%
Since Inception	rr_AverageAnnualReturnSinceInception	6.02%
Global Strategic Income Fund | Class A Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.12%)
5 Years	rr_AverageAnnualReturnYear05	0.09%
Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
Global Strategic Income Fund | Class A Shares | MSCI Europe Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.09%
5 Years	rr_AverageAnnualReturnYear05	5.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Global Strategic Income Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	2.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.23%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 553	[3]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,097
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,353
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 2003
Global Strategic Income Fund | Class C Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.26%)
5 Years	rr_AverageAnnualReturnYear05	(0.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.45%
[1]	This deferred sales charge applies to Class C Shares sold within two years of purchase
[2]	Commonwealth Capital Management, LLC (the "Adviser" or "CCM") has contractually agreed to waive or limit its fees and to assume other operating expenses until April 30, 2017 so that the ratio of total annual operating expenses is limited to 2.75% for the Fund's Class A Shares and to 3.50% for the Fund's Class C Shares. The foregoing limitation excludes interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during the previous three (3) years, less any reimbursement previously paid. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. This expense limitation agreement may be terminated by the Adviser or the Board of Trustees of the Trust at any time after April 30, 2017.
[3]	If you did not redeem your shares, your cost would be $353 for the one year period.